Accumulated other comprehensive income	12 Months Ended
Sep. 30, 2020
Analysis Of Other Comprehensive Income By Item [Abstract]
Accumulated other comprehensive income
Accumulated other comprehensive income

	As at September 30, 2020	As at September 30, 2019
	$	$
Items that will be reclassified subsequently to net earnings:
Net unrealized gains on translating financial statements of foreign operations, net of accumulated income tax expense of $56,239 ($63,579 as at September 30, 2019)	1,002,804	596,358
Net losses on cross-currency swaps and on translating long-term debt designated as hedges of net investments in foreign operations, net of accumulated income tax recovery of $63,692 ($67,165 as at September 30, 2019)	(417,462)	(426,376)
Deferred gains (costs) of hedging on cross-currency swaps, net of accumulated income tax expense of $4,049 (net of accumulated income tax recovery $1,113 as at September 30, 2019)	14,053	(4,091)
Net unrealized (losses) gains on cash flow hedges, net of accumulated income tax recovery of $2,554 (net of accumulated income tax expense of $13,003 as at September 30, 2019)	(5,935)	24,157
Net unrealized gains on financial assets at fair value through other comprehensive income, net of accumulated income tax expense of $1,291 ($352 as at September 30, 2019)	4,340	1,486
Items that will not be reclassified subsequently to net earnings:
Net remeasurement losses on defined benefit plans, net of accumulated income tax recovery of $18,920 ($8,698 as at September 30, 2019)	(52,090)	(14,840)
	545,710	176,694

For the year ended September 30, 2020, $5,616,000 of the net unrealized gains on cash flow hedges, net of income tax expense of $1,648,000, previously recognized in other comprehensive income were reclassified in the consolidated statements of earnings ($8,306,000, net of income tax expense of $4,311,000, for the year ended September 30, 2019).
For the year ended September 30, 2020, $10,268,000 of the deferred gains of hedging on cross-currency swaps, net of income tax expense of $3,702,000, were also reclassified in the consolidated statements of earnings (deferred costs of $5,203,000, net of income tax recovery of $1,113,000, for the year ended September 30, 2019).